SHORT-TERM INVESTMENTS - Held-to-maturity and available-for-sale debt investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Held-to-maturity debt investments
Cost or amortized cost less allowance for credit losses	¥ 151,890		¥ 3,631,732
Gross unrecognized holding gains	0
Gross unrealized losses	(28,362)
Fair value	1,701,240
Held-to-maturity debt investments
Held-to-maturity debt investments
Cost or amortized cost less allowance for credit losses	151,890
Gross unrealized losses	(7,757)
Fair value	¥ 144,133	$ 20,350